CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Operating Activities:
Net loss	$ (12,947)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	59,068
Amortization of bond discount and debt issuance costs	4,460
Deferred taxes	381
Loss on impairment or disposal of assets	445
Noncash stock compensation	3,623
Other noncash adjustments	(228)
Changes in operating assets and liabilities:
Accounts receivable	1,843
Income taxes receivable	(223)
Prepaid expenses and other current assets	(742)
Other assets	(1,058)
Accounts payable	3,828
Accrued expenses and other liabilities	(6,483)
Net cash provided by operating activities	51,967
Investing Activities:
Additions to equipment and fixtures	(48,701)
Net cash used in investing activities	(48,701)
Financing Activities:
Net borrowings (payments) on line of credit (Note 12)	(10,075)
Proceeds from issuance of debt	14,819
Payments on long-term debt	(1,244)
Payments of capital lease obligations	(12,290)
Proceeds from capital leases	630
Tax payments on withholding of restricted stock	(11)
Net cash provided by (used in) financing activities	(8,171)
Effect of exchange rates on cash and cash equivalents	392
Net increase (decrease) in cash and cash equivalents	(4,513)
Cash and cash equivalents, beginning of period	23,248
Cash and cash equivalents, end of period	18,735
Supplemental Cash Flow Information:
Cash paid for interest	26,158
Cash paid for income taxes	7,787
Noncash Financing Activities:
Capital lease financing	$ 6,043